SUPPLEMENT DATED FEBRUARY 3, 2021
TO

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective May 1, 2021, the name of the following investment option will be changed:

Current Name	New Name

T. Rowe Price New America Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.